Consolidated Statements of Changes in Equity - USD ($) $ in Millions	Total	Treasury shares at cost	Share- based payments and other reserves	Retained earnings	Accumulated other comprehensive income (loss)		Equity attributable to shareholders of Fairfax	Non- controlling interests	Multiple voting shares Equity issued [2]	Common shareholders’ equity Equity issued	Preferred shares Equity issued	Canada	Canada Accumulated other comprehensive income (loss) [1]	Canada Equity attributable to shareholders of Fairfax	Canada Common shareholders’ equity Equity issued	Europe	Europe Accumulated other comprehensive income (loss) [1]	Europe Equity attributable to shareholders of Fairfax	Europe Common shareholders’ equity Equity issued	European Run-off Accumulated other comprehensive income (loss)
Beginning balance at Dec. 31, 2018	$ 17,365.2	$ (587.5)	$ 208.9	$ 5,864.2	$ (565.3)	[1]	$ 13,114.8	$ 4,250.4	$ 6,859.0	$ 11,779.3	$ 1,335.5
Changes in equity [abstract]
Net earnings (loss) for the year	1,971.2			2,004.1			2,004.1	(32.9)		2,004.1		$ 104.1
Net unrealized foreign currency translation gains (losses) on foreign operations	101.4				118.3	[1]	118.3	(16.9)		118.3
Losses on hedge of net investment												(105.6)	$ (105.6)	$ (105.6)	$ (105.6)	$ (35.3)	$ (35.3)	$ (35.3)	$ (35.3)
Share of other comprehensive income of associates, excluding net losses on defined benefit plans	(37.7)				(17.6)	[1]	(17.6)	(20.1)		(17.6)
Net unrealized foreign currency translation losses reclassified to net earnings	0.0
Net losses on defined benefit plans	(69.3)				(69.4)	[1]	(69.4)	0.1		(69.4)
Share of net losses on defined benefit plans of associates	(41.3)				(36.8)	[1]	(36.8)	(4.5)		(36.8)
Issuances for share-based payments	(5.1)	30.8	(35.6)				(4.8)	(0.3)		(4.8)
Purchases and amortization for share-based payments (note 16)	(19.0)	(104.4)	80.1				(24.3)	5.3		(24.3)
Purchases for cancellation (note 16)	(118.0)			(56.2)			(118.0)		(61.8)	(118.0)
Common share dividends (note 16)	(453.8)			(278.0)			(278.0)	(175.8)		(278.0)
Preferred share dividends (note 16)	(45.8)			(45.8)			(45.8)			(45.8)
Acquisitions of subsidiaries (note 23)	121.7							121.7
Deconsolidation of subsidiary (note 23)	(466.2)							(466.2)
Other net changes in capitalization (note 16)	(255.2)		(14.4)	(109.1)	0.0	[1]	(123.5)	(131.7)		(123.5)
Ending balance at Dec. 31, 2019	17,907.2	(661.1)	239.0	7,379.2	(711.7)	[1]	14,378.1	3,529.1	6,797.2	13,042.6	1,335.5									$ (127.5)
Changes in equity [abstract]
Net earnings (loss) for the year	37.4			218.4			218.4	(181.0)		218.4		91.6
Net unrealized foreign currency translation gains (losses) on foreign operations	(139.7)				(117.2)	[1]	(117.2)	(22.5)		(117.2)
Losses on hedge of net investment												$ (38.0)	$ (38.0)	$ (38.0)	$ (38.0)	$ (75.8)	$ (75.8)	$ (75.8)	$ (75.8)
Share of other comprehensive income of associates, excluding net losses on defined benefit plans	67.4				38.8	[1]	38.8	28.6		38.8
Net unrealized foreign currency translation losses reclassified to net earnings	188.7				188.7	[1]	188.7			188.7
Net losses on defined benefit plans	(67.5)				(66.0)	[1]	(66.0)	(1.5)		(66.0)
Share of net losses on defined benefit plans of associates	(51.1)				(45.9)	[1]	(45.9)	(5.2)		(45.9)
Issuances for share-based payments	(12.0)	56.7	(66.5)				(9.8)	(2.2)		(9.8)
Purchases and amortization for share-based payments (note 16)	(48.1)	(137.9)	84.3				(53.6)	5.5		(53.6)
Purchases for cancellation (note 16)	(100.9)			(15.7)			(100.9)		(85.2)	(100.9)
Common share dividends (note 16)	(441.3)			(275.7)			(275.7)	(165.6)		(275.7)
Preferred share dividends (note 16)	(44.0)			(44.0)			(44.0)			(44.0)
Acquisitions of subsidiaries (note 23)	92.9							92.9
Deconsolidation of subsidiary (note 23)	255.7	9.5	(10.9)	(53.2)	28.0	[1]	(26.6)	282.3		(26.6)	0.0
Other net changes in capitalization (note 16)	(3.6)		2.5	(116.5)	0.1		(113.9)	110.3		(113.9)
Ending balance at Dec. 31, 2020	$ 17,527.3	$ (732.8)	$ 248.4	$ 7,092.5	$ (799.0)	[1]	$ 13,856.6	$ 3,670.7	$ 6,712.0	$ 12,521.1	$ 1,335.5

[1]	Accumulated other comprehensive loss at December 31, 2019 of $711.7 included European Run-off's loss of $127.5 related primarily to net unrealized foreign currency translation losses (note 23).
[2]	Includes multiple voting shares with a carrying value of $3.8 at January 1, 2019, December 31, 2019 and December 31, 2020.